Financial instruments - Summary of foreign currency risk sensitivity (Detail) - Foreign currency risk [member] - AUD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
US dollars [member]
Disclosure of detailed information about financial instruments [line items]
% change	10.00%	10.00%
Increase in market risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
% change	10.00%	10.00%
Effect of increase in market risk on profit (loss) before tax [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ 245
Effect of increase in market risk on profit (loss) before tax [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	245	$ 102
Effect of increase in market risk on equity [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	245
Effect of increase in market risk on equity [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ 245	$ 102
Decrease in market risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
% change	(10.00%)	(10.00%)
Effect of decrease in market risk on equity [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ (245)
Effect of decrease in market risk on equity [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	(245)	$ (102)
Effect of decrease in market risk on profit (loss) before tax [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	(245)
Effect of decrease in market risk on profit (loss) before tax [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ (245)	$ (102)